Annual Fund Operating Expenses - First Trust International Developed Capital Strength Portfolio	May 03, 2021
I
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	20.13%
Total Annual Fund Operating Expenses	20.98%
Fee Waiver and Expense Reimbursement	19.78%	[1]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.20%
II
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	20.35%
Total Annual Fund Operating Expenses	20.95%
Fee Waiver and Expense Reimbursement	20.00%	[1]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.95%

[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund’s investment advisor, the Fund's investment advisor has agreed to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the total net annual fund expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund’s average daily net assets per year at least until May 1, 2022 (the “Expense Caps”). Expenses borne by the Fund’s investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was initially waived or reimbursed, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share and Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) exceeding (after the amount of reimbursement is taken into account) the lesser of (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived or expenses were reimbursed, or (iii) the current expense limitation. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund’s investment advisor only after May 1, 2022 upon 60 days’ written notice.